Reporting Entity, Nature of Operations and Going Concern Uncertainty (Details)	3 Months Ended		9 Months Ended
	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Reporting Entity, Nature of Operations and Going Concern Uncertainty [Abstract]
Number of operating segment			1
Accumulated deficit	$ (563,291,862)		$ (563,291,862)		$ (480,333,695)
Net loss	(7,454,641)	$ (4,156,400)	(85,317,933)	$ (39,050,953)
Operating activities			(36,317,356)	(26,179,037)
Investing activities			(8,684,889)	(9,157,341)
Cash balance	5,732,862	$ 18,289,703	5,732,862	$ 18,289,703	$ 5,056,040	$ 32,025,899
Outstanding credit facility	$ 30,000,000		$ 30,000,000
Maturity date			Jan. 31, 2026